UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22710

Total Income+ Real Estate Fund

(Exact name of registrant as specified in charter)

70 East 55th Street

New York, NY

10022

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

9/30

Date of reporting period: 3/31/14

Item 1.  Reports to Stockholders.

Semi-Annual Report

March 31, 2014

Investor Information: 1-888-459-1059

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Total Income+ Real Estate Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

Total Income+ Real Estate Fund

PORTFOLIO REVIEW (Unaudited)

Since Inception through March 31, 2014

The Fund’s performance figures for the period ending March 31, 2014, compared to its benchmark:

	Six Months	One Year	Annualized Since Inception*
Total Income+ Real Estate Fund Class A Shares:
Without Load	4.49%	12.02%	11.20%
With Load +	(1.51)%	5.57%	6.70%
NCREIF FI ODCE NCREIF NPI	5.72% 5.34%	13.71% 11.17%	13.23% 11.10%

________________

* The Fund commenced operations on October 22, 2012.

+ Adjusted for initial maximum sales charge of 5.75%.

The NCREIF Fund Index -Open End Diversified Core Equity (“NCREIF FI-ODCE”) is an index of investment returns reporting on both a historical and current basis the results of 30 open-end commingled funds pursuing a core investment strategy. The NCREIF FI-ODCE Index is capitalization-weighted and is reported gross of fees. Measurement is time-weighted.  The NCREIF FI-ODCE Index is calculated on a calendar quarter basis. Investors cannot invest directly in an index or benchmark.  Performance above is since January 1, 2013.

The NCREIF Property Index (“NPI”) is a quarterly time series composite total rate of return measure of investment performance of a very large pool of individual commercial real estate properties acquired in the private market for investment purposes only. All properties in the NPI have been acquired, at least in part, on behalf of tax-exempt institutional investors - the great majority being pension funds. As such, all properties are held in a fiduciary environment. Investors cannot invest directly in an index or benchmark. Performance above is since January 1, 2013.

The performance data quoted is historical. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  Total returns would have been lower had the Adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s total gross annual operating expense, including underlying funds, is 5.07%. Per the Fund’s March 25, 2014 prospectus, the Fund is subject to a maximum sales charge imposed on purchases of 5.75%. The chart does not reflect the deduction of taxes that a shareholder would have to pay on fund distributions or the redemption of the fund shares.  For performance information current to the most recent month-end, please call 1-888-459-1059

Portfolio Composition as of March 31, 2014 (Unaudited)

Percent of Net Assets
Mutual Funds	10.26%
Real Estate Investment Trusts	73.71%
Short-Term Investment	19.71%
Total Investments	103.68%
Liabilities in Excess of Other Assets	(3.68)%
Total Net Assets	100.00%

Total Income+ Real Estate Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2014
Shares	Security	Value

	MUTUAL FUNDS - 10.26%
	DEBT FUND - 4.75%
123,399	Forward Select Income Fund	$ 3,071,407

	EQUITY FUND - 5.51%
403,550	Invesco Global Real Estate Income Fund	3,563,346

	TOTAL MUTUAL FUNDS	6,634,753
	(Cost - $6,407,571)

	REAL ESTATE INVESTMENT TRUSTS - 73.71%
	PRIVATE REAL ESTATE INVESTMENT TRUSTS- 70.06%
10,833	AEW Core Property Trust	9,095,452
41	Blackrock Granite Property	3,100,358
5,055	Clarion Lion Properties Fund	5,460,468
1,320	Clarion Lion Industrial Trust	1,492,245
4,068	Cornerstone Patriot Fund LP	419,256
183	Morgan Stanley Prime Property Fund LLC	2,532,274
327,117	Principal Enhanced Property Fund LP	3,182,844
104,401	RREEF America REIT II, Inc.	9,776,113
119	Sentinel Real Estate Fund	8,566,177
1,400	Stockbridge Smart Markets Fund	1,696,957
	TOTAL PRIVATE REAL ESTATE INVESTMENT TRUSTS	45,322,144

	PUBLIC NON-TRADED REAL ESTATE INVESTMENT TRUSTS- 3.55%
13,206	BehringerHarvard Multifamily REIT I, Inc. #	126,779
68,376	CNL Lifestyle Properties #	462,906
61,760	Dividend Capital Diversified Property Fund Class E	429,859
27,152	Hines Real Estate Investment Trust #	161,012
139,980	Inland America Real Estate Trust #	960,261
13,546	Landmark Apartment Trust of America #	103,353
551	Resource Real Estate Opportunity REIT #	5,192
15,000	TIER REIT, Inc. #	45,450
	TOTAL PUBLIC NON-TRADED REAL ESTATE INVESTMENT TRUSTS	2,294,812

	PUBLICLY TRADED REAL ESTATE INVESTMENT TRUSTS- 0.10%
2,650	Columbia Property Trust	72,214
	TOTAL PUBLICLY TRADED REAL ESTATE INVESTMENT TRUSTS

	TOTAL REAL ESTATE INVESTMENT TRUSTS	47,689,170
	(Cost - $44,525,242)

	SHORT-TERM INVESTMENTS - 19.71%
	MONEY MARKET FUND - 19.71%
12,749,131	Dreyfus Cash Management - Institutional Class, 0.05% + ^	12,749,131
	TOTAL SHORT-TERM INVESTMENTS
	(Cost - $12,749,131)

	TOTAL INVESTMENTS - 103.68%
	(Cost - $63,681,944) (a)	$ 67,073,054
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.68) %	(2,383,593)
	NET ASSETS - 100.00%	$ 64,689,461

The accompanying notes are an integral part of these financial statements.

Total Income+ Real Estate Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014
Value

# Value estimated using Fair Valuation Procedures adopted by the Board of Trustees. Total value of such securities is $1,864,953 or 2.88% of net assets.
+ Money market fund; interest rate reflects the seven-day effective yield on March 31, 2014.
^ All or a portion of this securitiy were held as collateral as of March 31, 2014.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $63,539,181 and differs from the value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$ 3,533,893
Unrealized depreciation:	(20)
Net unrealized appreciation:	$ 3,533,873

The accompanying notes are an integral part of these financial statements.

Total Income+ Real Estate Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2014

Assets:
Investments in Securities at Value (identified cost $63,681,944)	$ 67,073,054
Dividends and Interest Receivable	462,968
Receivable for Fund Shares Sold	917,934
Prepaid Expenses and Other Assets	34,585
Total Assets	68,488,541

Liabilities:
Loan Payable	3,750,000
Shareholder Servicing Fees Payable	12,913
Payable to Other Affiliates	7,121
Payable to Investment Advisor	17,047
Other Accrued Expenses	11,999
Total Liabilities	3,799,080

Net Assets	$ 64,689,461

Class A Shares:
Net Assets (20,000,000 shares of no par value beneficial interest
authorized; 2,324,580 shares of beneficial interest outstanding)	$ 64,689,461
Net Asset Value and Redemption Price Per Share *
($64,689,461/2,324,580 shares of beneficial interest outstanding)	$ 27.83
Maximum Offering Price Per Share
($27.83/0.9425)	$ 29.53

Composition of Net Assets:
At March 31, 2014, Net Assets consisted of:
Paid-in-Capital	$ 61,055,404
Accumulated Undistributed Net Investment Income	146,340
Accumulated Net Realized Gain on Investments	96,607
Net Unrealized Appreciation on Investments	3,391,110
Net Assets	$ 64,689,461

* During a portion of the period ended March 31, 2014, the Fund charged a 2.00% fee on shares redeemed less than 365 days after the purchase.

The accompanying notes are an integral part of these financial statements.

Total Income+ Real Estate Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2014

Investment Income:
Dividend Income	$ 478,805
Interest Income	1,229
Total Investment Income	480,034

Expenses:
Investment Advisory Fees	378,996
Shareholder Servicing Fees	63,166
Legal Fees	47,705
Administration Fees	23,091
Transfer Agent Fees	26,265
Registration Fees	18,618
Fund Accounting Fees	14,684
Trustees' Fees	15,956
Chief Compliance Officer Fees	15,286
Insurance Expense	8,035
Audit Fees	10,162
Printing Expense	18,775
Custody Fees	4,916
Miscellaneous Expenses	1,132
Interest Expense	66
Total Expenses	646,853
Less: Fees Waived by Advisor	(243,269)
Net Expenses	403,584

Net Investment Income	76,450

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Loss on Investments	(14,494)
Distributions of Long Term Realized Gains from Other Underlying
Investment Companies	128,757
Net Change in Unrealized Appreciation on Investments	1,801,029
Net Realized and Unrealized Gain on Investments	1,915,292

Net Increase in Net Assets Resulting From Operations	$ 1,991,742

The accompanying notes are an integral part of these financial statements.

Total Income+ Real Estate Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the Six	For the Period
	Months Ended	Ended
	March 31, 2014	September 30, 2013*
	(Unaudited)
Operations:
Net Investment Income	$ 76,450	$ 351,215
Net Realized Gain (Loss) on Investments	(14,494)	62,739
Distributions of Realized Gains From Other Investment Companies	128,757	-
Net Change in Unrealized Appreciation
on Investments	1,801,029	1,590,081
Net Increase in Net Assets
Resulting From Operations	1,991,742	2,004,035

Distributions to Shareholders From:
Class A Shares:
Net Investment Income ($0.04 and $0.40 per share, respectively)	(90,529)	(271,191)
Return of Capital ($0.69 and $0.20 per shares, respectively)	(1,418,289)	(271,190)
Total Distributions to Shareholders	(1,508,818)	(542,381)

Capital Transactions:
Class A Shares:
Proceeds from Shares Issued
(1,000,533 and 1,370,764 shares, respectively)	27,792,335	36,206,787
Distributions Reinvested
(38,196 and 14,748 shares, respectively)	1,052,559	395,458
Cost of Shares Repurchased
(102,063 and 1,598 shares, respectively)	(2,812,730)	(43,230)
Redemptions Fees	52,841	863
Net Increase in Net Assets From Shares of Beneficial Interest	26,085,005	36,559,878

Total Increase in Net Assets	26,567,929	38,021,532

Net Assets:
Beginning of Period	38,121,532	100,000
End of Period	$ 64,689,461	$ 38,121,532

Undistributed Net Investment Income	$ 146,340	$ 160,419
_______
*The Fund commenced operations on October 22, 2012.

The accompanying notes are an integral part of these financial statements.

Total Income+ Real Estate Fund
STATEMENT OF CASH FLOWS (Unaudited)
For the Six Months Ended March 31, 2014

Cash flows from operating activities:
Net increase in net assets resulting from operations	$ 1,991,742
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchases of investments	(58,643,647)
Proceeds from sales	31,192,706
Net realized loss from investments	14,494
Net unrealized appreciation from investments	(1,801,029)

Changes in assets and liabilities
(Increase)/Decrease in assets:
Dividends Receivable	(294,595)
Prepaid Expenses and Other Assets	(1,802)
Increase/(Decrease) in liabilities:
Loan Payable	3,750,000
Payable to Investment Adviser	38,061
Payable to Affiliates	(479)
Accrued Shareholder Servicing Fee	5,285
Accrued Expenses and Other Liabilities	(29,309)
Net cash used in operating activities	(23,778,573)

Cash flows from financing activities:
Proceeds from shares sold	26,994,830
Payment on shares repurchased	(2,759,889)
Cash distributions paid	(456,368)
Net cash provided by financing activities	23,778,573

Net decrease in cash	-
Cash at beginning of period	-
Cash at end of period	-

Supplemental disclosure of non-cash activity:
Noncash financing activities not included herein consists of
reinvestment of dividends	$ 1,052,559

The accompanying notes are an integral part of these financial statements.

Total Income+ Real Estate Fund
FINANCIAL HIGHLIGHTS

Per share data and ratios for a share of beneficial interest outstanding throughout each period presented
	Class A
	For the Six	For the Period
	Months Ended	Ended
	March 31, 2014	September 30, 2013 *
	(Unaudited)
Net Asset Value, Beginning of Period	$ 27.47	$ 25.00
Increase From Operations:
Net investment income (a)	0.04	0.67
Net gain from investments
(both realized and unrealized)	1.02	2.40
Total from operations	1.06	3.07

Less Distributions:
From net investment income	(0.04)	(0.40)
From paid in capital	(0.69)	(0.20)
Total Distributions	(0.73)	(0.60)

Paid in capital from redemption fees (a)	0.03	0.00	(i)

Net Asset Value, End of Period	$ 27.83	$ 27.47

Total Return (b)(e)(h)	4.49%	12.36%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 64,689	$ 38,122
Ratio to average net assets:
Expenses, Gross (c)(d)(f)	2.55%	4.96%
Expenses, Net of Reimbursement (d)(f)	1.59%	0.01%
Net investment income, Net of Reimbursement (d)(f)(g)	0.30%	2.66%
Portfolio turnover rate (e)	5%	35%

__________
*The Fund commenced operations October 22, 2012.
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Advisor not absorbed a portion of Fund expenses, total returns would have been lower.

(c) Represents the ratio of expenses to average net assest absent fee waivers and/or expense reimbursements by the Advisor.
(d) Annualized.
(e) Not annualized.
(f) The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(g) Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(h) Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(i) Less then $0.01 per share.

The accompanying notes are an integral part of these financial statements.

Total Income+ Real Estate Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

March 31, 2014

1.

ORGANIZATION

Total Income+ Real Estate Fund (the “Fund”) was organized as a Delaware statutory trust on May 25, 2012 and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a non-diversified, closed-end management investment company that operates as an interval fund with a continuous offering of Fund shares.  The Fund’s primary investment objective is to generate current income while secondarily seeking long-term capital appreciation, with low to moderate volatility and low correlation to the broader markets. The Fund pursues its investment objectives by investing, under normal circumstances, at least 80% of assets in “real estate industry securities,” primarily in income producing equity and debt securities.  The Fund shares are offered subject to a maximum sales charge of 5.75% of the offering price.  The Advisor purchased the initial 4,000 shares for cash at $25.00 per share for a total cost of $100,000 on August 16, 2012. The Fund commenced operations on October 22, 2012.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end investment companies and exchange traded funds (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds. Open‐ended funds are valued at their respective net asset values as reported by such investment companies.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Advisor, those securities will be valued at “fair value” as determined in good faith by the Valuation Committee using procedures adopted by and under the supervision of the Fund’s Board of Trustees (the “Board”). There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate a Fund’s Net Asset Value (“NAV”).

Fair valuation procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Advisor determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate.

Valuation of Private REITS – The Fund invests a significant portion of its assets in Private Real Estate Investment Trusts (“Private REITs”). The Private REITs measure their investment assets at fair value, and report a NAV per share on a calendar quarter basis. In accordance with Accounting Standards Codification (‘ASC”) 820, the Fund has

Total Income+ Real Estate Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2014

elected to apply the practical expedient and to value its investments in Private REITs at their respective NAVs at each quarter. For non calendar quarter days, the Valuation Committee estimates the fair value of each Private REIT by adjusting the most recent NAV for each REIT by the change in a proprietary benchmark that the Valuation Committee has deemed to be representative of the entire Private REIT market. As of March 31, 2014, all of the Fund’s investments in Private REITs were valued at the respective NAVs of the Private REITs.

Valuation of Public Non-Traded REITs – The Fund may invest a portion of its assets in Public Non-Traded Real Estate Investment Trusts (“Public Non-Traded REITs”). The Public Non-Traded REITs do not report periodic NAVs and therefore cannot be valued using the practical expedient. The Valuation Committee determines the fair value of Public Non-Traded REITs on a daily basis by considering various factors such as the most recent published NAV, the transaction price, secondary market trades, shareholder redemption and dividend reinvestment programs, and potentially illiquidity discounts.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Total Income+ Real Estate Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2014

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2014 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 6,634,753			$ 6,634,753
Private Real Estate Investment Trusts	-	45,322,144	-	45,322,144
Public Non-Traded Real Estate Investment Trusts	-	429,859	1,864,953	2,294,812
Publicly Traded Real Estate Investment Trusts	72,214	-	-	72,214
Short-Term Investments	12,749,131	-	-	12,749,131
Total	$ 19,456,098	$ 45,752,003	$ 1,864,953	$ 67,073,054
*Refer to the Portfolio of Investments for industry classifications.
There were no transfers into or out of Level 1 and Level 2 during the current period presented. Transfers reflected in the table below represent transfers from Level 3 to Level 2.
It is the Fund’s policy to record transfers into or out of any Level at the end of the reporting period.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

Real Estate Investment Trusts
Beginning Balance	$ 9,201,673
Total realized gain (loss)	-
Appreciation (Depreciation)	(268,929)
Cost of Purchases	-
Proceeds from Sales	-
Accrued Interest	-
Net transfers in/out of level 3	(7,067,791)
Ending Balance	$ 1,864,953

Significant unobservable valuation inputs for material Level 3 investments as of March 31, 2014, are as follows:

	Fair Value at	Valuation
	3/31/2014	Technique	Unobservable Input	Range (Weighted Average)

Public Non-Traded Real Estate Investment Trusts	$ 1,864,953	Transaction Data	Dividend Reinvestment Plan Prices	$6.94 - $9.53
			Redemption Prices	$5.45 - $8.52
			Secondary Market Prices	$2.20 - $8.05
			Weighting of Transaction Prices by Volume (b)	1x - 9x
			Discount for Lack of Liquidity (a)	0%-30% (30%)

(a) Represents amounts used when the reporting entity has determined that market participants would take into account these premiums and discounts when pricing the investments.
(b) Represents amounts used when the reporting entity has determined that market participant would use such multiples when pricing the investments.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of fund bought and sold on a securities exchange.  An ETF trades like common stock and typically represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the

Total Income+ Real Estate Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2014

underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has reviewed the tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2013 tax returns.  The Fund identifies its major tax jurisdiction as U.S. Federal.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties. Generally tax authorities can examine tax returns filed for the last three years.

Distributions to Shareholders –Distributions from investment income are declared and paid quarterly.  Distributions from net realized capital gains, if any, are declared and paid annually and are recorded on the ex-dividend date.  The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Pursuant to an investment advisory agreement with the Trust, with respect to the Fund, (the “Advisory Agreement”), investment advisory services are provided to the Fund by Bluerock Fund Advisor, LLC (the “Advisor”).  Under the terms of the Advisory Agreement, the Advisor receives monthly fees calculated at an annual rate of 1.50% of the average daily net assets of the Fund.  For the six months ended March 31, 2014, the Advisor earned advisory fees of $378,996.

The Advisor has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses, (including all organization and offering expenses, but excluding interest, brokerage commissions and extraordinary expenses) at least until March 31, 2015, so that the total annual operating expenses of the Fund do not exceed 1.84% of the Fund’s average daily net assets. Fee waivers and expense payments may be recouped by the Advisor from the Fund, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived or reimbursed.  During the six months ended March 31, 2014, the Advisor waived and reimbursed fees of $243,269. As of March 31, 2014, cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $937,815, and will expire on September 30 of the years indicated below:

2017	2016
$243,269	$694,546

Total Income+ Real Estate Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2014

Sub-advisory services were provided to the Fund pursuant to agreements between the Advisor and Mercer Investment Management, Inc. (the “Sub-Adviser”). Under the terms of the sub-advisory agreements, The Advisor compensated the Sub-Advisor based on a portion of the Fund’s average daily net assets which they had been allocated to manage.

Pursuant to separate servicing agreements with Gemini Fund Services, (“GFS”), the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC  (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”) - Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, Gemcom receives customary fees from the Fund.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”).  The Board of Trustees has adopted, on behalf of the Fund, a Shareholder Services Plan under which the Fund may compensate financial industry professionals for providing ongoing services in respect of clients with whom they have distributed shares of the Fund.   Under the Shareholder Services Plan, the Fund may pay 0.25% per year of its average daily net assets for such services.  For the six months ended March 31, 2014, the Fund incurred shareholder servicing fees of $63,166.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.   The Distributor is an affiliate of GFS. For the six months ended March 31, 2014, the Distributor received $893,855 in underwriting commissions for sales of the Fund’s shares, of which $123,953 was retained by the principal underwriter or other affiliated broker-dealers.

Trustees – The Fund pays each Trustee who is not affiliated with the Trust or Advisor a quarterly fee of $2,500, as well as reimbursement for any reasonable expenses incurred attending meetings.  The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

4.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the six months ended March 31, 2014 amounted to $23,467,771 and $2,086,862, respectively.

5.

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the following fiscal period was as follows:

Fiscal Period Ended
September 30, 2013
Ordinary Income	$ 249,285
Long-Term Capital Gain	21,906
Return of Capital	271,190
$ 542,381

Total Income+ Real Estate Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2014

As of September 30, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Unrealized	Total
Appreciation/	Accumulated
(Depreciation)	Earnings/(Deficits)
$ 1,732,844	$ 1,732,844

The difference between book basis and tax basis distributable earnings and unrealized appreciation/(depreciation) is primarily attributable to the tax deferral of losses on wash sales and  adjustments for partnerships.

Permanent book and tax differences primarily attributable to the reclassification of fund distributions resulted in reclassification for the fiscal year ended September 30, 2013 as follows:

Undistributed	Accumulated
Net Investment	Net Realized
Income (Loss)	Gain (Loss)
$ 80,395	$ (80,395)

6.

LINE OF CREDIT

The Fund had a line of credit with a variable limit based on how many securities are pledged as collateral.  This line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  Borrowings are secured by the Fund’s investments. Interest will be accrued at the 3 Month LIBOR rate plus 94.5 bps to be paid monthly. The credit facility is with BNP Paribas. During the six months ended March 31, 2014, the Fund borrowed $3,750,000 and paid $66 interest on the line of credit. Average borrowings and the average interest rate during the six months ended March 31, 2014 were $625,000 and 1.18%, respectively. The largest outstanding borrowing during the period was $3,750,000.

7.

REDEMPTION FEES

For a portion of the fiscal period ended March 31, 2014, the Fund assessed a short-term redemption fee of 2.00% of the total redemption amount if shareholders sell their shares after holding them for less than 365 days. The redemption fee does not apply to shares that were acquired through reinvestment of distributions. The redemption fee is paid directly to the Fund.  For the six months ended March 31, 2014, the Fund assessed $52,841 in redemption fees.

8.

SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements. Class C and Class I shares commenced operations on April 1, 2014.

Total Income+ Real Estate Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

March 31, 2014

As a shareholder of the Fund you incur ongoing costs, including management fees, shareholder service fees and other Fund operating expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (10/01/13)	Ending Account Value (3/31/14)	Expenses Paid During the Period* (10/01/13 to 3/31/14)
Actual	$1,000.00	$1,044.90	$8.12
Hypothetical (5% return before expenses)	$1,000.00	$1,016.99	$8.01

*  Expenses Paid During Period Actual are equal to Fund’s annualized expense ratio of 1.59%, multiplied by the number of days in the period from October 1, 2013 through March 31, 2014 (182) divided by the number of days in the fiscal year (365).

NOTICE OF PRIVACY POLICY & PRACTICES

PRIVACY NOTICE
FACTS		WHAT DOES THE TOTAL INCOME+ REAL ESTATE FUND DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

  The types of personal information we collect and share depend on the product or service you have with us. This information can include:

▪ Social Security number

▪ Purchase History

▪ Assets

▪ Account Balances

▪ Retirement Assets

▪ Account Transactions

▪ Transaction History

▪ Wire Transfer Instructions

▪ Checking Account Information

  When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons the Total Income+ Real Estate Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Total Income+ Real Estate Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don't share
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes – information about your transactions and experiences	No	We don't share
For our affiliates' everyday business purposes – information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share

Questions?		Call 1-888-459-1059

Who we are
Who is providing this notice?	Total Income+ Real Estate Fund
What we do
How does Total Income+ Real Estate Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Total Income+ Real Estate Fund collect my personal information?

We collect your personal information, for example, when you

▪ Open an account

▪ Provide account information

▪ Give us your contact information

▪ Make deposits or withdrawals from your account

▪ Make a wire transfer

▪ Tell us where to send the money

▪ Tells us who receives the money

▪ Show your government-issued ID

▪ Show your driver's license

We also collect your personal information from other companies.

Why can't I limit all sharing?

Federal law gives you the right to limit only

▪   Sharing for affiliates' everyday business purposes – information about your creditworthiness

▪   Affiliates from using your information to market to you

▪   Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ▪ Total Income+ Real Estate Fund does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ▪ Total Income+ Real Estate Fund does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ Total Income+ Real Estate Fund does not jointly market.

Investment Adviser

Bluerock Fund Advisor, LLC

70 East 55th Street

New York, NY 10022

Distributor

Northern Lights Distributor, LLC

17605 Wright Street Suite 2

Omaha, NE 68130

Legal Counsel

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, OH 43215

Independent Registered Public Accounting Firm

BBD, LLP

1835 Market Street, 26th Floor

Philadelphia, PA 19103

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-888-459-1059 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-888-459-1059.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Total Income+ Real Estate

By (Signature and Title)

/s/ Jordan B. Ruddy

Jordan B. Ruddy, President

Date

5/28/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Jordan B. Ruddy

Jordan B. Ruddy, President

Date

5/28/14

By (Signature and Title)

/s/ Jerry Novack

 Jerry Novack, Treasurer

Date

5/28/14